L3HARRIS' MILITARY TRAINING BUSINESS - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 02, 2021 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of subscription receipts issued (in shares) | shares	22,400,000
Aggregate gross proceeds	$ 700.0
Contingent consideration arising on business combinations		$ 0.0	$ 3.7
Change in fair value of financial instruments, loss		$ 112.6	(15.8)
Issuance related costs	31.0
Income tax recovery	8.2
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total cash consideration paid on acquisition date	$ 1,337.7		$ 1,352.5
Purchase price, hedged				$ 800